AB
ALLIANCEBERNSTEIN
   INVESTMENTS


                                             ALLIANCEBERNSTEIN EXCHANGE RESERVES
                                     ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.
                                                      -GOVERNMENT STIF PORTFOLIO
_______________________________________________________________________________

Supplement dated May 14, 2010 to the Summary Prospectuses and Prospectuses dated January 29, 2010 of AllianceBernstein Exchange Reserves offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares (the "Exchange Reserves Prospectuses"), and the Prospectus dated August 28, 2009 of AllianceBernstein Fixed-Income Shares, Inc. offering shares of Government STIF Portfolio (the "STIF Prospectus").

AllianceBernstein Exchange Reserves and the Government STIF Portfolio are each hereinafter referred to as the "Fund."

                                   * * * * *

The last two sentences of the third paragraph under "Principal Strategies" of the Exchange Reserves Prospectuses are deleted. The following information replaces the last paragraph in the Exchange Reserves Prospectuses under the heading "Principal Strategies" and replaces the second to last paragraph in the STIF Prospectus under the heading "Objective and Principal Strategies."

As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, and diversification of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. Rule 2a-7 imposes daily and weekly liquidity standards that require the Fund to hold investments of at least 10% and 30% of its total assets, respectively, in liquid assets. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.

                                   * * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectuses for future reference.

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used by permission of the owner, AllianceBernstein L.P.


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